UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  January 31, 2006
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: 3,686,236

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109   118003  2013350 SH       SOLE                   931226           1082124
                                                               707    12070 SH       DEFINED 01              12070
Acadia Realty Trust            COM              004239109      922    36851 SH       SOLE                    36851
                                                               575    23000 SH       DEFINED 01              23000
Alexander's Inc                COM              014752109     1649     3930 SH       SOLE                     3930
                                                              1259     3000 SH       DEFINED 01               3000
Alexandria Real Estate Equitie COM              015271109    28708   285934 SH       SOLE                   135226            150708
                                                               332     3310 SH       DEFINED 01               3310
Archstone-Smith Trust          COM              039583109     1849    31771 SH       SOLE                    31771
                                                              1139    19570 SH       DEFINED 01              19570
AvalonBay Communities, Inc.    COM              053484101   281895  2167589 SH       SOLE                  1052313           1115276
                                                              1873    14400 SH       DEFINED 01              14400
BRE Properties, Inc.           COM              05564E106   124840  1920017 SH       SOLE                   816926           1103091
                                                              1008    15510 SH       DEFINED 01              15510
Biomed Realty Trust            COM              09063H107      267     9360 SH       SOLE                     9360
                                                               174     6100 SH       DEFINED 01               6100
Boston Properties, Inc.        COM              101121101   252996  2261315 SH       SOLE                  1109736           1151579
                                                              2249    20100 SH       DEFINED 01              20100
Brandywine Realty Trust	       COM	        105368203       34     1022 SH	     SOLE      		      1022
Brookfield Properties Corp.    COM              112900105   141806  3605548 SH       SOLE                  1719010           1886538
                                                               739    18800 SH       DEFINED 01              18800
CBL & Associates Properties, I COM              124830100      204     4705 SH       SOLE                     4705
                                                               140     3240 SH       DEFINED 01               3240
Camden Property Trust          COM              133131102    67349   911974 SH       SOLE                   434031            477943
                                                               560     7580 SH       DEFINED 01               7580
Colonial Properties Trust      COM              195872106      161     3431 SH       SOLE                     3431
                                                                98     2090 SH       DEFINED 01               2090
Corporate Office Properties    COM              22002T108   126097  2498446 SH       SOLE                  1253303           1245143
                                                               777    15400 SH       DEFINED 01              15400
Crescent Real Estate Equities, COM              225756105      182     9222 SH       SOLE                     9222
                                                                79     4000 SH       DEFINED 01               4000
Developers Diversified Realty  COM		251591103       50      787 SH	     SOLE      		       787
DiamondRock Hospitality        COM              252784301    61058  3390200 SH       SOLE                  1729400           1660800
Douglas Emmett Inc.            COM              25960P109    17108   643393 SH       SOLE                   386093            257300
                                                              1258    47300 SH       DEFINED 01              47300
Duke Realty Corporation        COM              264411505      179     4372 SH       SOLE                     4372
                                                               106     2580 SH       DEFINED 01               2580
Equity Lifestyle Properties    COM              29472R108    12562   230800 SH       SOLE                   106700            124100
Equity Office Properties Trust COM              294741103    21267   441509 SH       SOLE                   267699            173810
                                                              1971    40909 SH       DEFINED 01              40909
Equity Residential             COM              29476L107   229410  4520400 SH       SOLE                  2211023           2309377
                                                              2348    46270 SH       DEFINED 01              46270
Essex Property Trust, Inc.     COM              297178105   146574  1134038 SH       SOLE                   562088            571950
                                                               938     7260 SH       DEFINED 01               7260
Federal Realty Investment Trus COM              313747206    64016   753127 SH       SOLE                   354822            398305
                                                               879    10340 SH       DEFINED 01              10340
Forest City Enterprises - Clas COM              345550107    11676   199925 SH       SOLE                    91825            108100
                                                               432     7400 SH       DEFINED 01               7400
General Growth Properties      COM              370021107   226258  4331942 SH       SOLE                  2141963           2189979
                                                              2387    45710 SH       DEFINED 01              45710
Highwoods Properties Inc.      COM              431284108       51     1263 SH	     SOLE                     1263
Hilton Hotels Corp Com         COM              432848109    41562  1190870 SH       SOLE                   552044            638826
Host Hotels & Resorts, Inc.    COM              44107P104    79601  3242393 SH       SOLE                  1491982           1750411
Kilroy Realty                  COM              49427F108   108066  1385458 SH       SOLE                   711867            673591
                                                               787    10090 SH       DEFINED 01              10090
Kimco Realty Corp.             COM              49446R109      288     6408 SH       SOLE                     6408
                                                               182     4040 SH       DEFINED 01               4040
Lexington Corporate Prop       COM		529043101       76     3407 SH	     SOLE      		      3407
Liberty Property Trust         COM              531172104    47770   972121 SH       SOLE                   450705            521416
                                                               147     2990 SH       DEFINED 01               2990
Mack-Cali Realty Corporation   COM              554489104      241     4719 SH       SOLE                     4719
                                                               142     2790 SH       DEFINED 01               2790
Maguire Properties Inc.        COM              559775101    25810   645250 SH       SOLE                   287450            357800
                                                               420    10500 SH       DEFINED 01              10500
Post Properties, Inc.          COM              737464107      435     9543 SH       SOLE                     9543
                                                               206     4500 SH       DEFINED 01               4500
ProLogis                       COM              743410102   133914  2203633 SH       SOLE                  1045033           1158600
                                                              1129    18580 SH       DEFINED 01              18580
Regency Centers Corp           COM              758849103    54661   699256 SH       SOLE                   336509            362747
                                                               682     8730 SH       DEFINED 01               8730
SL Green Realty Corp           COM              78440X101   160125  1205941 SH       SOLE                   589493            616448
                                                              1054     7940 SH       DEFINED 01               7940
Simon Property Group, Inc.     COM              828806109   268512  2650927 SH       SOLE                  1230512           1420415
                                                              2784    27490 SH       DEFINED 01              27490
Strategic Hotel Capital, Inc   COM		86272T106     1381    63394 SH       SOLE      		     61960              1434
Starwood Hotels & Resorts Worl COM              85590A401   135005  2160086 SH       SOLE                  1088462           1071624
Taubman Centers, Inc.          COM              876664103   107594  2115485 SH       SOLE                  1096624           1018861
                                                              1165    22900 SH       DEFINED 01              22900
The Macerich Company           COM              554382101   164751  1903086 SH       SOLE                   945104            957982
                                                              1540    17790 SH       DEFINED 01              17790
United Dominion Realty Trust   COM              910197102    39514  1242957 SH       SOLE                   590491            652466
                                                               321    10100 SH       DEFINED 01              10100
Vornado Realty Trust           COM              929042109   343660  2828478 SH       SOLE                  1368551           1459927
                                                              3033    24960 SH       DEFINED 01              24960
Washington REIT                COM	        939653101       24      595 SH       SOLE      		       595
Weingarten Realty Investors    COM              948741103      272     5881 SH       SOLE                     5881
                                                               184     4000 SH       DEFINED 01               4000